REVENUE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
REVENUE

17. REVENUE

Revenues earned are comprised of lease and service of $406,119 and $1,104,326 (2022 – $52,290 and $81,496) for three and nine months ended September 30, 2023 and sale of products of $547,335 and $1,026,418 (2022 – $519,938 and $709,643). For the three and nine months ended September 30, 2023 and 2022, the Company had one major customer from whom revenues are earned. The loss of this major customer would have an adverse effect on the overall operations of the company. Revenue from the major customer was $701,454 and $1,852,851 for the three and nine months ended September 30, 2023 (2022 – $572,228 and $791,588).